TRADE PAYABLES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2026
Trade Payables And Other Current Liabilities
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

9.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of June 30, 2026 and December 31, 2025 is as follows:

	06/30/2026	12/31/2025
Trade payables	28,307	22,413
Customer online wallets	10,514	9,669
Other current liabilities	8,617	9,602
Accruals	1,157	850
Warrants	5,536	4,437
Total	54,131	46,971
Of which: with related parties (Note 12)	5,680	4,306

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accrued salaries include Codere Online’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

As of June 30, 2026 and December 31, 2025, the warrants were classified as other current liabilities due to their contractual expiration date of November 30, 2026.

The details of other current liabilities as of June 30, 2026 and December 31, 2025 is as follows:

	06/30/2026	12/31/2025
Accrued salaries	1,315	2,094
Current tax liabilities	7,248	7,504
Others	54	4
Total	8,617	9,602